Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–151.48%(a)
Alabama–1.38%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$4,390	$4,473,716

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	395	388,849

Series 2016, RB	5.75%	06/01/2045	25	22,181

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	905	933,288

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB	5.50%	12/01/2029	1,320	1,403,642

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	820	680,896

				7,902,572

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	395	336,842

Arizona–2.11%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	1,989,208

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(c)	5.00%	12/15/2040	230	222,044

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,204,271

Series 2017, Ref. RB	5.00%	11/15/2045	835	703,274

La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	694,397

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	490,939

Series 2021, RB(c)	4.00%	07/01/2051	875	653,458

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(c)	6.50%	07/01/2034	450	462,800

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	340	298,725

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,125	1,016,669

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,465	1,044,999

Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	735	771,884

Series 2007, RB	5.00%	12/01/2037	2,435	2,520,248

				12,072,916

Arkansas–0.09%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	515	514,288

California–23.22%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	3,570	2,212,834

Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2036	5,770	3,402,799

Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(f)(g)(h)	5.00%	04/01/2027	2,280	2,510,863

Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(e)	0.00%	08/01/2026	1,390	1,246,159

Series 2009, GO Bonds(e)	0.00%	08/01/2031	2,680	1,995,858

California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	2,225	1,716,483

Series 2022, GO Bonds	5.25%	09/01/2047	1,415	1,605,638

Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,040	3,093,336

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(c)	5.00%	04/01/2049	790	675,837

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,502,626

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,935	3,682,556

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	$453	$439,995

Series 2021 A, RB	3.25%	08/20/2036	300	259,196

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	771	695,588

California (State of) Infrastructure & Economic Development Bank;
Series 2003 A(b)(f)(g)	5.00%	01/01/2028	3,340	3,726,563

Series 2003 A, RB(b)(f)(g)	5.00%	01/01/2028	1,720	1,919,745

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(c)	5.00%	06/01/2048	180	159,641

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,265	1,283,821

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(d)	4.00%	05/15/2046	500	473,865

California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(i)	5.00%	12/31/2047	885	890,170

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(i)	4.00%	07/15/2029	1,590	1,543,250

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(c)	5.00%	08/01/2039	240	225,502

California (State of) Pollution Control Finance Authority;
Series 2012, RB(c)(i)	5.00%	07/01/2027	980	980,456

Series 2012, RB(c)(i)	5.00%	07/01/2030	1,450	1,450,413

Series 2012, RB(c)(i)	5.00%	07/01/2037	3,195	3,133,308

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	780	785,576

Series 2016 A, RB(c)	5.00%	12/01/2041	1,245	1,245,291

Series 2016 A, RB(c)	5.25%	12/01/2056	950	946,189

California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(e)	0.00%	06/01/2055	10,115	865,517

California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	250	230,181

Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	80,030

Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	1,590	289,711

California State University; Series 2019 A, RB(b)	5.00%	11/01/2049	2,010	2,154,073

Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	695	553,802

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	790	524,967

CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(c)	4.00%	09/01/2056	790	602,221

Series 2021, RB(c)	4.00%	08/01/2056	475	363,362

Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(e)	0.00%	08/01/2040	4,685	2,179,287

Series 2009, GO Bonds(e)	0.00%	08/01/2041	4,965	2,198,568

Series 2009, GO Bonds(e)	0.00%	08/01/2042	5,265	2,228,995

Series 2009, GO Bonds(e)	0.00%	08/01/2043	3,460	1,389,859

Series 2009, GO Bonds(e)	0.00%	08/01/2044	4,825	1,836,094

El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	1,775	1,314,026

Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	1,980	1,406,305

Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	755	746,120

Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(f)(g)	5.00%	06/01/2023	3,250	3,292,097

Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	2,455	264,311

Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(i)	5.00%	05/15/2034	855	912,957

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(i)	5.50%	05/15/2037	1,665	1,862,965

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2019, RB(i)	5.00%	05/15/2039	840	875,391

Series 2021 D, Ref. RB(i)	5.00%	05/15/2046	2,000	2,076,273

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, Ref. RB	5.00%	07/01/2050	2,220	2,397,808

Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2034	1,985	1,259,558

Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(d)(e)	0.00%	08/01/2029	3,955	3,203,566

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,645	3,209,216

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	1,900	1,714,710

Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(e)	0.00%	08/01/2028	2,875	2,390,796

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2036	$4,025	$2,335,843

Series 2009 B, GO Bonds (INS - AGM)(d)(e)	0.00%	08/01/2037	1,590	875,267

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2027	4,005	3,461,881

Series 2009 A, GO Bonds(e)	0.00%	08/01/2031	5,000	3,698,332

Regents of the University of California; Series 2013 AI, RB(b)	5.00%	05/15/2033	4,000	4,043,069

Regents of the University of California Medical Center; Series 2022 P, RB(b)(h)	4.00%	05/15/2053	5,110	4,821,582

Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2047	1,230	1,381,892

Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2052	1,495	1,671,430

San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	5.00%	07/01/2056	1,900	1,981,296

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 E, RB(i)	5.00%	05/01/2037	635	665,731

San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(d)(e)	0.00%	09/01/2030	3,300	2,543,594

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	590	597,391

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(e)	0.00%	06/01/2041	3,295	1,134,103

William S. Hart Union High School District (Election of 2008);
Series 2009 A, GO Bonds(e)	0.00%	08/01/2032	15,570	11,260,067

Series 2009 A, GO Bonds(e)	0.00%	08/01/2033	5,725	3,957,939

				132,655,741

Colorado–6.29%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	450,701

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	790	703,277

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	985	859,242

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,580	1,423,697

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	630	538,517

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,485	3,532,076

Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	1,185	1,201,007

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,585	1,324,139

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(f)(g)	5.00%	06/01/2027	555	603,617

Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(f)(g)	5.50%	01/01/2024	2,500	2,575,600

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	488,607

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	433,141

Denver (City & County of), CO;
Series 2013 B, RB	5.25%	11/15/2032	5,000	5,103,239

Series 2018 A, RB(b)(i)	5.25%	12/01/2048	4,160	4,296,795

Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,635	1,688,764

Series 2022 A, RB(i)	5.00%	11/15/2047	2,895	2,986,980

Series 2022 A, RB(i)	5.50%	11/15/2053	580	618,647

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	435	366,075

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	725	684,450

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	766	607,676

Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2049	605	530,133

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	705	714,334

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	665	621,396

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	439,914

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	337,590

Sky Ranch Community Authority Board; Series 2022 A, GO Bonds	5.75%	12/01/2052	500	458,130

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	465	435,383

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,260	822,454

Series 2021 A-2, RB(j)	4.50%	12/01/2041	1,950	1,105,579

				35,951,160

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

District of Columbia–2.09%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(d)	5.00%	02/01/2031	$785	$786,195

Series 2022 A, RB	5.00%	07/01/2047	1,575	1,732,412

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	585	557,410

District of Columbia Water & Sewer Authority; Series 2022, RB(b)	5.00%	10/01/2044	5,475	5,923,689

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	1,575	1,535,548

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,580	1,377,333

				11,912,587

Florida–9.86%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	1,075	735,031

Series 2022 B, RB(c)	6.50%	11/15/2033	100	86,926

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	475	418,987

Broward (County of), FL;
Series 2013 C, RB(f)(g)	5.25%	10/01/2023	2,500	2,555,637

Series 2017, RB(b)(h)(i)	5.00%	10/01/2047	3,450	3,483,906

Series 2019 A, RB(i)	5.00%	10/01/2049	1,325	1,345,559

Series 2019 B, RB(i)	4.00%	09/01/2044	790	707,208

Series 2022 A, RB	4.00%	10/01/2047	4,200	4,072,146

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,160	2,872,742

Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(c)	6.00%	07/01/2050	240	217,591

Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,385	1,191,080

Central Florida Expressway Authority; Series 2019 B, RB(b)(h)	5.00%	07/01/2049	2,255	2,358,977

Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(f)(g)	6.00%	04/01/2023	1,250	1,264,487

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,850	2,850,386

Florida Development Finance Corp.; Series 2022 A, Ref. RB(c)(g)(i)	7.25%	10/03/2023	790	785,112

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(c)(i)	7.38%	01/01/2049	640	570,702

Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	485	487,539

Series 2019 A, RB(i)	4.00%	10/01/2044	2,500	2,314,143

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	615	551,406

Series 2020 A, Ref. RB	5.75%	08/15/2050	270	236,024

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,000	855,901

Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	970	1,038,813

Series 2022, RB	5.25%	08/01/2049	3,940	4,252,485

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	850,244

Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	2,375	2,224,929

Subseries 2021 B-1, Ref. RB(i)	4.00%	10/01/2050	980	880,710

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	3,650	3,762,369

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,500	2,500,154

Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2044	1,000	288,741

Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2048	1,500	338,890

Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	600	113,176

Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2052	430	76,320

Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	365	57,693

Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	475	423,497

Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(f)(g)	5.00%	12/01/2024	1,125	1,173,229

Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	790	845,576

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,575	1,421,731

South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	790	569,264

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, RB	5.00%	07/01/2025	$500	$509,241

Series 2014 A, RB	5.00%	07/01/2027	500	508,518

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,270	1,275,411

Tampa (City of), FL; Series 2020 A, RB(e)	0.00%	09/01/2049	3,140	871,415

Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB (INS - NATL)(d)	6.00%	10/01/2029	2,000	2,400,508

				56,344,404

Georgia–1.74%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	2,955	2,371,854

Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	2,265	2,229,539

Series 2020, RB(b)(h)	4.00%	07/01/2049	2,080	1,997,475

Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	475	327,514

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2049	610	611,435

Main Street Natural Gas, Inc.;
Series 2021 A, RB(g)	4.00%	09/01/2027	1,265	1,267,897

Series 2021 C, RB(g)	4.00%	12/01/2028	1,165	1,139,137

				9,944,851

Hawaii–0.35%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(f)	5.50%	07/01/2043	2,000	2,019,466

Idaho–0.42%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,700	1,281,928

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(c)	3.75%	09/01/2051	1,580	1,142,621

				2,424,549

Illinois–12.87%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	615	619,869

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	385	387,759

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	310	312,224

Series 2012, RB	5.00%	01/01/2042	2,030	2,030,030

Series 2014, RB	5.00%	11/01/2044	790	791,108

Series 2014, Ref. RB(f)(g)	5.00%	01/01/2024	1,000	1,024,411

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,085	3,115,308

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,850	1,923,646

Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(i)	5.00%	01/01/2046	775	775,302

Series 2017 D, RB(i)	5.00%	01/01/2042	2,500	2,536,796

Series 2017 D, RB	5.25%	01/01/2042	1,240	1,281,774

Series 2022 A, RB (INS - AGM)(d)(i)	5.50%	01/01/2053	1,310	1,377,439

Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	910	859,023

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2031	625	653,088

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	950	950,000

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	504,625

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,100	1,003,011

Chicago (City of), IL Midway International Airport; Series 2014 A, Ref. RB(i)	5.00%	01/01/2041	1,125	1,126,328

Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	3,070	3,115,996

Chicago Park District; Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2037	1,000	959,259

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(d)	6.00%	11/01/2026	$2,000	$2,103,573

Series 2013, GO Bonds (INS - AGM)(d)	5.25%	07/01/2029	1,960	1,977,663

Series 2014, GO Bonds	5.00%	05/01/2029	1,000	1,013,184

Series 2014, GO Bonds	5.00%	05/01/2036	750	755,295

Series 2017 C, GO Bonds	5.00%	11/01/2029	250	260,640

Series 2017 D, GO Bonds	5.00%	11/01/2024	295	302,818

Series 2017 D, GO Bonds	5.00%	11/01/2026	4,655	4,842,225

Series 2018 A, GO Bonds	6.00%	05/01/2027	725	785,328

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,115	1,166,469

Series 2020, GO Bonds	5.50%	05/01/2039	985	1,039,746

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(f)(g)	5.00%	09/01/2024	1,300	1,351,361

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	340	340,290

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	55	47,490

Series 2019 A, Ref. RB	5.00%	11/01/2049	1,155	931,082

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,395	2,404,292

Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(f)(g)	6.25%	08/15/2023	1,000	1,022,346

Illinois (State of) Finance Authority (Roosevelt University); Series 2019 A, RB(c)	6.13%	04/01/2058	790	759,614

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	1,887,104

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	275	266,497

Series 2017, Ref. RB	5.25%	02/15/2037	190	186,444

Series 2017, Ref. RB	5.25%	02/15/2047	795	745,300

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - AGM)(d)(e)	0.00%	12/15/2029	2,500	1,887,807

Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	1,895	1,896,795

Illinois (State of) Regional Transportation Authority; Series 2000, RB (INS - NATL)(d)	6.50%	07/01/2030	2,150	2,524,282

Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(d)	5.00%	06/15/2027	3,500	3,583,630

Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	10,050	10,061,267

Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	3,960	4,053,220

				73,542,758

Indiana–2.27%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	455	409,910

Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(f)(g)(i)	5.00%	07/01/2023	500	506,097

Series 2013 A, RB(f)(g)(i)	5.00%	07/01/2023	525	531,401

Series 2013, RB(f)(g)(i)	5.00%	07/01/2023	3,480	3,522,431

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,395	1,358,313

Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(f)	7.38%	07/01/2023	830	851,332

Indiana (State of) Municipal Power Agency; Series 2013 A, RB(f)(g)	5.25%	07/01/2023	1,000	1,015,654

Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(b)(f)(g)	5.00%	02/01/2023	4,500	4,518,482

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(i)	5.88%	01/01/2024	225	228,014

				12,941,634

Iowa–1.01%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,530	1,087,768

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	395	360,084

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(g)	5.00%	12/01/2042	2,575	2,489,689

Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	475	420,958

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,395	1,387,322

				5,745,821

Kansas–0.41%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,505,421

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	849,896

				2,355,317

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–2.19%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(i)	4.70%	01/01/2052	$630	$558,083

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(g)(k)	3.25%	02/01/2025	670	671,357

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,810	1,815,634

Series 2015 A, RB	5.00%	01/01/2045	305	302,585

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	935	938,746

Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,280,008

Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(d)(h)	5.00%	09/01/2044	3,640	3,916,647

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,049,502

				12,532,562

Louisiana–1.21%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, RB(f)(g)	5.25%	06/01/2023	2,000	2,027,068

Series 2013 A, RB(f)(g)	5.25%	06/01/2023	2,000	2,027,068

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	840	627,285

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	1,120	1,130,749

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	1,070	1,092,355

				6,904,525

Maryland–0.84%
Howard (County of), MD (Downtown Columbia);
Series 2017 A, RB(c)	4.38%	02/15/2039	1,000	913,412

Series 2017 A, RB(c)	4.50%	02/15/2047	500	438,976

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	705	713,065

Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(f)(g)	5.00%	07/01/2024	1,435	1,486,576

Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	670	650,142

Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	144,180

Series 2017 B, RB	5.00%	11/01/2047	520	450,167

				4,796,518

Massachusetts–2.95%
Massachusetts (Commonwealth of) Bay Transportation Authority; Series 2022, RB(b)	5.00%	07/01/2052	2,360	2,600,418

Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	1,550	1,563,115

Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2036	1,000	1,062,801

Series 2021 E, RB(i)	5.00%	07/01/2046	995	1,037,397

University of Massachusetts Building Authority; Series 2022 1, RB	5.00%	11/01/2052	9,950	10,572,421

				16,836,152

Michigan–2.57%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	290	249,530

Detroit (City of), MI Downtown Development Authority; Series 2018 A, RB (INS - AGM)(b)(d)(h)	5.00%	07/01/2038	1,500	1,522,445

Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	700	575,705

Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	305	278,005

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,655	2,760,518

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	565	579,735

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	565	581,938

Series 2015, RB	5.00%	07/01/2035	1,165	1,199,800

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	$160	$149,271

Series 2020, Ref. RB	5.00%	06/01/2045	465	403,356

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(f)(h)	5.00%	12/01/2046	3,575	3,629,894

Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(c)	5.00%	07/01/2026	490	450,104

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(i)	4.00%	10/01/2026	1,590	1,537,791

Western Michigan University;
Series 2013, Ref. RB(f)(g)	5.25%	11/15/2023	400	410,171

Series 2013, Ref. RB(f)(g)	5.25%	11/15/2023	350	358,899

				14,687,162

Minnesota–0.11%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	324,187

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	400	326,236

				650,423

Mississippi–0.12%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,060	703,481

Missouri–2.43%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	1,975,193

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	6,155	6,247,547

Series 2019 B, RB (INS - AGM)(d)(i)	5.00%	03/01/2049	945	963,694

Series 2019 B, RB(i)	5.00%	03/01/2054	810	813,582

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	465	383,841

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	330	303,010

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.50%	09/01/2033	1,375	1,373,767

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,975	1,801,701

				13,862,335

Nebraska–0.38%
Omaha Public Power District; Series 2022, RB(b)(h)	5.25%	02/01/2052	1,960	2,186,851

Nevada–0.35%
Clark (County of), NV Department of Aviation; Series 2013 A, Ref. RB(f)(g)(i)	5.00%	01/03/2023	2,000	2,004,063

New Hampshire–0.45%
New Hampshire (State of) Business Finance Authority; Series 2022-1, Class A	4.38%	09/20/2036	1,567	1,500,744

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,040	1,082,007

				2,582,751

New Jersey–4.98%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - AMBAC)(d)	5.50%	09/01/2024	2,000	2,086,543

Series 2013, RB(i)	5.00%	07/01/2023	1,750	1,759,563

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(i)	5.13%	09/15/2023	225	225,575

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	5.00%	06/15/2033	950	1,041,889

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.50%	01/01/2026	1,000	1,010,586

Series 2013, RB(i)	5.38%	01/01/2043	1,000	1,001,821

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	2,440	2,259,398

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(d)(e)	0.00%	12/15/2026	$8,435	$7,348,958

Series 2014, RB	5.00%	06/15/2030	875	951,959

Series 2016 A-1, RN	5.00%	06/15/2028	935	986,965

Series 2018 A, Ref. RB	5.00%	12/15/2035	880	927,298

Series 2018 A, RN(b)(h)	5.00%	06/15/2029	1,505	1,586,344

Series 2018 A, RN(b)(h)	5.00%	06/15/2030	515	542,285

Series 2022, RB	5.25%	06/15/2046	1,305	1,376,985

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(f)(i)	5.00%	12/01/2023	1,060	1,072,355

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,765	2,712,538

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,575	1,586,950

				28,478,012

New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	800	664,214

New York–20.92%
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,460	2,344,960

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	2,380	2,310,267

Series 2017 A, Ref. RB (INS - AGM)(d)	4.00%	02/15/2047	755	727,898

Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,501,596

Series 2013 B, RB	5.00%	11/15/2038	1,680	1,682,033

Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,685	1,612,296

Series 2022 A, RB	4.00%	11/15/2043	2,810	2,651,560

Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	570	578,676

Series 2017 C-1, Ref. RB	4.00%	11/15/2038	550	496,956

Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	1,915	1,804,638

Series 2020 C-1, RB	5.25%	11/15/2055	1,270	1,282,718

New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(i)	4.00%	07/15/2055	2,200	1,928,081

Two Hundred Seventh Series 2018, Ref. RB(b)(h)(i)	5.00%	09/15/2028	3,105	3,307,017

New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,340	2,519,765

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,415	1,566,221

Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2038	1,275	1,448,184

Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2042	2,165	2,415,196

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium);
Series 2021 A, Ref. RB (INS - AGM)(d)	3.00%	01/01/2046	2,380	1,777,007

New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	2,900	2,926,509

Series 2020 BB-1, RB	4.00%	06/15/2050	1,575	1,497,997

Series 2022, RB(b)	5.00%	06/15/2051	4,795	5,128,233

New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,535	1,544,474

Series 2019 B-1, RB	4.00%	11/01/2045	810	777,109

Series 2020, RB	4.00%	05/01/2040	2,300	2,268,622

New York (State of) Dormitory Authority; Series 2022, RB(b)	4.00%	03/15/2046	5,000	4,789,003

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	3,180	3,078,150

New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(d)	5.50%	05/15/2029	1,805	2,071,978

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,425	3,273,343

New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(d)	5.75%	07/01/2027	750	808,852

New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	630	611,601

New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	3,500	3,422,907

New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	3,930	3,719,586

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	$5,110	$4,719,464

Series 2019 B, RB (INS - AGM)(b)(d)(h)	4.00%	01/01/2050	2,490	2,332,234

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,355	2,232,330

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	265	247,046

New York Counties Tobacco Trust V; Series 2005 S-2, RB(e)	0.00%	06/01/2050	10,140	1,332,501

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,995	3,090,685

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(c)	5.00%	11/15/2044	5,230	4,943,444

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,160	3,046,936

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(i)	5.25%	08/01/2031	540	552,917

Series 2020, Ref. RB(i)	5.38%	08/01/2036	900	911,485

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	1,265	1,265,086

Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,270	1,270,014

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2031	225	228,879

Series 2018, RB(i)	5.00%	01/01/2033	1,980	2,005,600

Series 2018, RB(i)	5.00%	01/01/2034	955	963,641

Series 2018, RB(i)	5.00%	01/01/2036	315	316,584

Series 2020, RB(i)	5.00%	10/01/2040	1,905	1,904,868

Series 2020, RB(i)	4.38%	10/01/2045	1,110	1,014,704

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	2,985	2,965,276

Series 2016 A, RB(i)	5.25%	01/01/2050	1,620	1,625,164

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,200	1,209,363

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	2,245	2,129,456

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,524,774

Triborough Bridge & Tunnel Authority; Series 2022, RB(b)	5.00%	05/15/2051	5,175	5,501,168

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	710	753,949

Series 2021 A, RB	5.00%	11/15/2056	1,065	1,123,872

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,615	2,463,484

				119,548,357

North Carolina–0.81%
Charlotte (City of), NC (Charlotte Douglas International Airport);
Series 2017 A, RB	5.00%	07/01/2047	1,900	1,978,883

Series 2022, RB	4.00%	07/01/2047	830	792,629

North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(i)	5.00%	12/31/2037	750	757,138

Series 2015, RB(i)	5.00%	06/30/2054	1,115	1,116,676

				4,645,326

North Dakota–0.60%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,040	1,846,595

Series 2017 C, RB	5.00%	06/01/2048	1,815	1,602,105

				3,448,700

Ohio–5.40%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	775	783,845

American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	4.00%	02/15/2036	1,000	999,078

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	$445	$415,354

Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,070	4,417,468

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,480	6,863,851

Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	8,155	956,466

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(c)	6.50%	01/01/2034	1,000	1,009,667

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	680	676,917

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	625	629,202

Series 2017, Ref. RB	5.50%	02/15/2052	1,555	1,578,399

Series 2017, Ref. RB	5.00%	02/15/2057	1,875	1,810,699

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,290	1,440,659

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,370	1,250,947

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	950	821,109

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,397,023)(c)(l)	6.00%	04/01/2038	1,425	535,800

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	865	819,478

Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,370	2,073,061

Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(d)(i)	5.00%	12/31/2039	735	744,842

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(c)(i)	4.25%	01/15/2038	555	517,325

Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB(f)(g)	5.00%	02/15/2023	2,500	2,512,974

				30,857,141

Oklahoma–0.76%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,585	3,289,537

Series 2018 B, RB	5.50%	08/15/2057	1,170	1,062,013

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(m)	5.00%	08/01/2052	1,785	1,785

				4,353,335

Oregon–0.67%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	475	423,869

Oregon (State of); Series 2019, GO Bonds(b)(h)	5.00%	08/01/2044	3,140	3,404,072

				3,827,941

Pennsylvania–2.10%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	3,915	3,563,524

Pennsylvania (Commonwealth of) Turnpike Commission; Series 2021 A, RB	4.00%	12/01/2050	1,180	1,045,108

Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	3,855	3,929,172

Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	375	378,984

Series 2021, Ref. RB (INS - AGM)(d)(i)	4.00%	07/01/2041	1,200	1,127,463

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,570	1,631,264

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	385	340,436

				12,015,951

Puerto Rico–5.41%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,255	3,246,872

Series 2002, RB	5.63%	05/15/2043	1,740	1,740,468

Series 2005 A, RB(e)	0.00%	05/15/2050	5,450	944,501

Series 2005 B, RB(e)	0.00%	05/15/2055	2,390	236,927

Series 2008 A, RB(e)	0.00%	05/15/2057	14,090	934,269

Series 2008 B, RB(e)	0.00%	05/15/2057	35,570	1,851,536

Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,100	1,126,656

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (Acquired 04/08/2020; Cost $570,115) (INS - NATL)(d)(l)	4.75%	07/01/2033	$575	$550,062

Series 2007 VV, Ref. RB (Acquired 04/24/2020; Cost $1,280,610) (INS - NATL)(d)(l)	5.25%	07/01/2032	1,270	1,268,711

Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $699,400) (INS - NATL)(d)(l)	5.25%	07/01/2033	690	687,753

Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $644,534) (INS - NATL)(d)(l)	5.25%	07/01/2035	610	604,867

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(d)	4.75%	07/01/2038	630	605,812

Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	370	369,164

Series 2007 N, Ref. RB (INS - AGM)(d)	5.50%	07/01/2029	600	615,225

Series 2007 N, Ref. RB (INS - NATL)(d)	5.25%	07/01/2032	725	724,264

Series 2007 N, Ref. RB (INS - AGC)(d)	5.25%	07/01/2034	1,135	1,126,642

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	1,355	985,771

Series 2018 A-1, RB(e)	0.00%	07/01/2033	2,330	1,345,770

Series 2018 A-1, RB(e)	0.00%	07/01/2046	7,840	1,975,877

Series 2018 A-1, RB(e)	0.00%	07/01/2051	10,320	1,941,834

Series 2018 A-1, RB	4.75%	07/01/2053	1,730	1,580,709

Series 2018 A-1, RB	5.00%	07/01/2058	5,310	5,038,185

Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,413,236

				30,915,111

South Carolina–1.99%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(f)(g)	5.25%	08/01/2023	1,400	1,424,819

South Carolina (State of) Ports Authority;
Series 2015, RB(f)(g)(i)	5.25%	07/01/2025	3,005	3,167,558

Series 2015, RB(f)(g)(i)	5.25%	07/01/2025	210	221,360

Series 2015, RB(f)(g)(i)	5.25%	07/01/2025	1,020	1,075,178

South Carolina (State of) Public Service Authority;
Series 2013 E, RB	5.50%	12/01/2053	3,595	3,621,808

Series 2014 C, Ref. RB	5.00%	12/01/2046	1,120	1,123,203

Series 2022 A, RB	4.00%	12/01/2052	860	737,843

				11,371,769

South Dakota–0.71%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,800	2,725,955

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,315	1,320,417

				4,046,372

Tennessee–1.80%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,605	1,514,342

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,855	1,911,082

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,230	1,251,330

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	535	541,186

Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	1,280	1,290,798

Series 2006 A, RB	5.25%	09/01/2026	1,275	1,315,692

Series 2021 A, RB(g)	5.00%	11/01/2031	2,365	2,439,470

				10,263,900

Texas–17.38%
Alamo Community College District; Series 2012, GO Bonds(b)	5.00%	08/15/2034	5,105	5,113,189

Central Texas Regional Mobility Authority; Series 2021 B, RB	5.00%	01/01/2046	635	662,058

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,280	1,250,708

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,580	1,608,679

Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2014 A, Ref. RB(i)	5.25%	11/01/2026	2,000	2,029,676

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,875	2,796,361

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(d)	5.25%	08/15/2031	$5,395	$6,371,526

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,220	1,166,429

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(i)	4.75%	07/01/2024	775	776,457

Series 2021 A, RB(i)	4.00%	07/01/2041	555	466,553

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	500	506,828

Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGM)(d)(e)	0.00%	09/01/2025	4,650	4,248,156

Houston (City of), TX Port Authority; Series 2021, RB	4.00%	10/01/2046	1,020	977,850

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(f)(g)	5.50%	08/15/2024	1,205	1,259,401

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,100	1,209,851

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(i)	4.63%	10/01/2031	2,935	2,844,789

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	510,000

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,380	1,024,055

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	1,900	1,909,143

New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing Stephenville II, LLC - Tarleton State University); Series 2014 A, RB(f)(g)	5.00%	04/01/2024	1,000	1,029,149

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,165	886,697

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB(f)(g)	6.50%	01/01/2023	1,000	1,002,952

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2032	205	187,075

Series 2018, Ref. RB	5.00%	10/01/2033	1,280	1,158,151

Series 2020, RB	5.25%	10/01/2055	2,380	1,897,630

North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2028	18,900	15,638,624

Series 2008 D, Ref. RB (INS - AGC)(d)(e)	0.00%	01/01/2031	3,740	2,747,074

San Antonio (City of), TX; Series 2013, RB(f)(g)	5.00%	02/01/2023	2,495	2,505,456

Tarrant (County of), TX; Series 2022, GO Bonds(b)	4.00%	07/15/2047	10,500	10,119,502

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	3,260	3,315,001

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,735	1,597,180

Series 2016, Ref. RB	5.00%	05/15/2045	1,510	1,295,149

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,781,595)(l)(m)	6.38%	02/15/2048	1,765	1,147,250

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	80	76,874

Series 2020, Ref. RB	6.75%	11/15/2051	80	74,634

Series 2020, Ref. RB	6.88%	11/15/2055	80	75,305

Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	660	678,792

Texas (State of) Transportation Commission; Series 2019, RB(e)	0.00%	08/01/2041	2,000	726,166

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(e)	0.00%	08/15/2036	3,170	1,707,965

Series 2015 B, Ref. RB(e)	0.00%	08/15/2037	970	491,856

Series 2015 C, Ref. RB	5.00%	08/15/2042	3,675	3,719,028

Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	3,140	3,475,280

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,880	3,009,757

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(i)	5.00%	12/31/2055	1,050	1,053,357

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(i)	7.00%	12/31/2038	1,300	1,331,422

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(i)	5.00%	06/30/2058	1,610	1,599,331

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,004

				99,283,370

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah–0.96%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	$500	$377,936

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	363,017

Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	795	816,288

Series 2021 A, RB(i)	5.00%	07/01/2051	425	430,024

Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(i)	5.00%	07/01/2047	2,490	2,520,543

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.63%	10/15/2057	1,000	958,147

				5,465,955

Virginia–1.12%
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $300,000)(l)	5.00%	09/01/2050	300	197,379

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	4.00%	01/01/2040	3,200	2,862,312

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2052	1,250	1,284,286

Series 2022, Ref. RB(i)	5.00%	12/31/2057	790	808,475

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	405	405,507

Series 2017, RB(i)	5.00%	12/31/2056	855	848,045

				6,406,004

Washington–2.12%
Kalispel Tribe of Indians; Series 2018 B, RB(c)	5.25%	01/01/2038	1,000	1,048,842

Seattle (Port of), WA; Series 2022 B, Ref. RB(i)	5.50%	08/01/2047	500	538,466

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,630	2,549,316

Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,770	1,905,330

Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,105	1,110,675

Series 2018, RB	5.00%	07/01/2048	790	767,100

Series 2018, RB	5.00%	07/01/2048	3,285	3,263,283

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	415	336,553

Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	340	268,266

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	372	333,940

				12,121,771

West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(c)	7.50%	06/01/2043	795	824,972

Wisconsin–5.33%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2050	6,130	1,623,859

Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2055	3,595	732,120

Series 2020 D, RB (INS - AGM)(d)(e)	0.00%	12/15/2060	23,275	3,589,640

Series 2022, RB(c)	5.25%	12/15/2061	1,605	1,605,433

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	790	550,070

Series 2021, RB	4.00%	08/15/2051	2,640	2,337,584

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,365	2,269,612

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,501,363

Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,063,251

Series 2014, RB	5.13%	05/01/2029	1,000	950,815

Wisconsin (State of) Public Finance Authority; Series 2022, RB(c)	6.00%	06/01/2062	785	740,010

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(m)	6.75%	08/01/2031	$865	$518,415

Series 2017, RB(c)	6.75%	12/01/2042	2,015	1,683,865

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2050	400	347,910

Series 2022 A, RB(c)	6.13%	02/01/2050	435	378,352

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(h)	5.00%	03/01/2046	3,375	3,516,186

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	620	594,298

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)	6.38%	01/01/2048	615	378,225

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,585	1,641,855

Series 2018 A, RB	5.35%	12/01/2045	1,585	1,617,709

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	803,027

				30,443,599

Wyoming–0.39%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(f)(g)	5.00%	01/01/2027	2,020	2,197,954

TOTAL INVESTMENTS IN SECURITIES(n) –151.48% (Cost $871,434,013)				865,591,483

FLOATING RATE NOTE OBLIGATIONS–(17.37)%
Notes with interest and fee rates ranging from 2.45% to 2.62% at 11/30/2022 and contractual maturities of collateral ranging from 09/15/2028 to 04/01/2056(o)				(99,270,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(36.84)%				(210,500,000)

OTHER ASSETS LESS LIABILITIES–2.73%				15,586,040

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$571,407,523

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $46,400,035, which represented 8.12% of the Trust’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $29,820,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(l)	Restricted security. The aggregate value of these securities at November 30, 2022 was $4,991,822, which represented less than 1% of the Trust’s Net Assets.
(m)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $1,667,450, which represented less than 1% of the Trust’s Net Assets.

(n)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.24%

(o)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $146,674,675 are held by TOB Trusts and serve as collateral for the $99,270,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2022, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Quality Municipal Income Trust